Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Financial Assets and Liabilities
Financial assets and liabilities in the consolidated statement of financial position were as follows:

December 31, 2021	Assets/(Liabilities) at Amortized Cost	Assets/(Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging (1)	Total
Cash and cash equivalents	389	389	-	-	778
Trade and other receivables	1,057	-	-	-	1,057
Other financial assets – current	108	-	-	-	108
Other financial assets – non-current (see note 20)	27	235	68	99	429
Trade payables (see note 21)	(227)	-	-	-	(227)
Accruals (see note 21)	(950)	-	-	-	(950)
Other financial liabilities – current (2)	(174)	(1)	-	-	(175)
Long-term indebtedness	(3,786)	-	-	-	(3,786)
Other financial liabilities – non-current (see note 22) (3)	(215)	(19)	-	-	(234)
Total	(3,771)	604	68	99	(3,000)

December 31, 2020	Assets/(Liabilities) at Amortized Cost	Assets/(Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging (1)	Total
Cash and cash equivalents	311	1,476	-	-	1,787
Trade and other receivables	1,151	-	-	-	1,151
Other financial assets – current	95	517	-	-	612
Other financial assets – non-current (see note 20)	35	17	46	100	198
Trade payables (see note 21)	(217)	-	-	-	(217)
Accruals (see note 21)	(761)	-	-	-	(761)
Other financial liabilities – current (2)(4)	(374)	(2)	-	-	(376)
Long-term indebtedness	(3,772)	-	-	-	(3,772)
Other financial liabilities – non-current (see note 22) (3)	(223)	(1)	-	-	(224)
Total	(3,755)	2,007	46	100	(1,602)
(1) Derivatives are entered with specific objectives for each transaction, and are linked to specific assets, liabilities, firm commitments or highly probable forecasted transactions.
(2) Includes lease liabilities of $64 million (2020 - $83 million).
(3) Includes lease liabilities of $197 million (2020 - $223 million).
(4) Includes a commitment to repurchase up to $200 million of shares related to the Company’s pre-defined
plan with its broker to repurchase the Company’s shares during its internal trading blackout period. See note 24.

Summary of Debt and Related Derivative Instruments
The following is a summary of debt and related derivative instruments that hedged the cash
flows
of
debt
:

	Carrying Amount		Fair Value

December 31, 2021	Primary Debt Instruments	Derivative Instruments (Asset)	Primary Debt Instruments	Derivative Instruments (Asset)
C$1,400, 2.239% Notes, due 2025	1,103	(99)	1,119	(99)
$600, 4.30% Notes, due 2023	599	-	631	-
$450, 3.85% Notes, due 2024 (1)	241	-	256	-
$500, 3.35% Notes, due 2026	497	-	531	-
$350, 4.50% Notes, due 2043 (1)	116	-	128	-
$350, 5.65% Notes, due 2043	342	-	478	-
$400, 5.50% Debentures, due 2035	396	-	516	-
$500, 5.85% Debentures, due 2040	492	-	695	-
Total	3,786	(99)	4,354	(99)
Long-term	3,786	(99)

	Carrying Amount		Fair Value

December 31, 2020	Primary Debt Instruments	Derivative Instruments (Asset)	Primary Debt Instruments	Derivative Instruments (Asset)
C$1,400, 2.239% Notes, due 2025	1,093	(100)	1,151	(100)
$600, 4.30% Notes, due 2023	597	-	657	-
$450, 3.85% Notes, due 2024 (1)	241	-	266	-
$500, 3.35% Notes, due 2026	497	-	557	-
$350, 4.50% Notes, due 2043 (1)	116	-	130	-
$350, 5.65% Notes, due 2043	342	-	471	-
$400, 5.50% Debentures, due 2035	395	-	531	-
$500, 5.85% Debentures, due 2040	491	-	696	-
Total	3,772	(100)	4,459	(100)
Long-term portion	3,772	(100)
(1) Notes were partially redeemed in October 2018.

Summmary of Information Regarding Notes Repaid
The Company did not issue notes or repay principal amounts of debt in 2021. The following table provides information regarding notes that the Company issued and repaid in 2020.

Month/Year	Transaction	Principal Amount (in millions)
Notes issued
May 2020	2.239 % Notes, due 2025	C$1,400
Notes repaid
January 2020	3.309 % Notes, due 2021	C$550
January 2020	3.95 % Notes, due 2021	US$139

Cross-currency Risk Exposures Interest Rate Swaps
The details of these instruments for the years ending December 31, 2021 and 2020 are set forth below:

Received	Paid	Hedged Risk	Year of Maturity	Principal Amount
Cash flow hedges
Canadian dollar fixed	U.S. dollar fixed	Foreign exchange	2025	US$999

Currency Risk Exposures	The carrying amount of debt, all of which is unsecured, was denominated in the following currencies:

	Before Currency Hedging Arrangements		After Currency Hedging Arrangements

	December 31,		December 31,

	2021	2020	2021	2020
Canadian dollar	1,103	1,093	-	-
U.S. dollar	2,683	2,679	3,687	3,672
	3,786	3,772	3,687	3,672

Fair Value Gains and Losses from Derivative Financial Instruments
Fair value gains and losses from derivative financial instruments recognized in the consolidated income statement and consolidated statement of changes in equity were as follows:

	Year ended December 31,

	2021		2020

	Fair Value Gain (Loss) Through Earnings	Fair Value Loss Through Equity	Fair Value Gain Through Earnings	Fair Value Loss Through Equity
Warrants	9	-	82	-
Foreign exchange contracts	(19)	-	11	-
Hedging instruments:
Cross currency interest rate swaps – cash flow hedges	9	(11)	107	(11)
Forward interest rate swaps – cash flow hedges	1	-	1	-
	-	(11)	201	(11)

Currency Risk- Sensitivity Analysis
The table below shows the impact on earnings that a hypothetical 10% strengthening of the U.S. dollar against other foreign currencies would have as a result of changes in fair values of financial instruments as of December 31, 2021.

Increase (decrease) impact on earnings from:	£	€	C$	Other Currencies	Total
Financial assets and liabilities (1)	1	(1)	1	7	8
Receivables under indemnification arrangement	(23)	-	-	-	(23)
Non-permanent intercompany loans	60	16	61	13	150
Indirect investment in LSEG shares	(680)	-	-	-	(680)
Foreign exchange contracts (2)	352	-	-	-	352
Total impact on earnings	(290)	15	62	20	(193)
(1) Excludes debt which has been swapped into U.S. dollar obligations.
(2) Represents foreign exchange contracts intended to mitigate currency exposure to LSEG shares.

Disclosure of Maturity Analysis for Non-derivative and Derivative Financial Liabilities
The tables below set forth
non-derivative
and derivative financial liabilities by maturity based on the remaining period from December 31
, 2021
and 2020
, respectively, to the contractual maturity date. The amounts disclosed are the contractual undiscounted cash flows.

December 31, 2021	2022	2023	2024	2025	2026	Thereafter	Total
Long-term debt (1)	-	600	242	1,108	500	1,369	3,819
Interest payable (1)	153	153	127	105	84	1,019	1,641
Debt-related hedges outflows (2)	22	22	22	1,010	-	-	1,076
Debt-related hedges inflows (1)	(25)	(25)	(25)	(1,120)	-	-	(1,195)
Trade payables	227	-	-	-	-	-	227
Accruals	950	-	-	-	-	-	950
Lease liabilities	73	63	46	35	26	45	288
Foreign exchange contracts outflows (3)	-	1,746	1,743	-	-	-	3,489
Foreign exchange contracts inflows (4)	-	(1,738)	(1,732)	-	-	-	(3,470)
Other financial liabilities	110	18	-	-	-	-	128
Total	1,510	839	423	1,138	610	2,433	6,953

December 31, 2020	2021	2022	2023	2024	2025	Thereafter	Total
Long-term debt (5)	-	-	600	242	1,099	1,869	3,810
Interest payable (5)	153	153	153	127	105	1,103	1,794
Debt-related hedges outflows (2)	22	22	22	22	1,010	-	1,098
Debt-related hedges inflows (5)	(25)	(25)	(25)	(25)	(1,110)	-	(1,210)
Trade payables	217	-	-	-	-	-	217
Accruals	761	-	-	-	-	-	761
Lease liabilities	92	76	49	39	29	44	329
Other financial liabilities	291	-	-	-	-	-	291
Total	1,511	226	799	405	1,133	3,016	7,090
(1)
Represents contractual cash flows calculated using spot foreign exchange rates as of December 31
, 2021
.
(2)
Represents contractual U.S. dollar cash flows.
(3)
Represents contractual cash flows translated at the contract rate.
(4)
Represents contractual cash flows calculated using forward foreign exchange rates as of December 31
, 2021
. Forward foreign exchange contracts have a maturity of more than one year and are included within “Provisions and other non-current
liabilities” in the consolidated statement of financial position.
(5)
Represents contractual cash flows calculated using spot foreign exchange rates as of December 31
, 2020
.

Summary of Credit Ratings

	Moody’s	S&P Global Ratings	DBRS Limited	Fitch
Long-term debt	Baa2	BBB	BBB (high)	BBB+
Commercial paper	P-2	A-2	R-2 (high)	F1
Trend/Outlook	Positive	Stable	Stable	Stable

Net Debt
The following table presents the calculation of net debt:

	December 31,

	2021	2020
Long-term indebtedness	3,786	3,772
Total debt	3,786	3,772
Swaps	(99)	(100)
Total debt after swaps	3,687	3,672
Remove fair value adjustments for hedges (1)	(10)	1
Total debt after currency hedging arrangements	3,677	3,673
Remove transaction costs, premiums or discounts included in the carrying value of debt	33	38
Add: Lease liabilities (current and non-current)	261	306
Less: cash and cash equivalents	(778)	(1,787)
Net debt	3,193	2,230
(1) Represents the interest-related fair value component of hedging instruments that are removed to reflect net cash outflow upon maturity.

Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities

The following reconciles movements of liabilities to cash flows arising from financing activities for the years ended December 31, 2021 and 2020:

	Notes and Debentures	Credit Facilities	Derivative Instruments Liabilities (Assets)	Lease Liabilities	Total Liabilities From Financing Activities
December 31, 2019	3,255	-	62	322	3,639
Proceeds from debt	999	1,020	-	-	2,019
Repayments of debt	(560)	(1,020)	(65)	-	(1,645)
Payments of lease principal	-	-	-	(75)	(75)
Additional leases	-	-	-	58	58
Foreign exchange movements	97	-	(97)	4	4
Other, net (1)	(19)	-	-	(3)	(22)
December 31, 2020	3,772	-	(100)	306	3,978
Payments of lease principal (2)	-	-	-	(109)	(109)
Additional leases	-	-	-	77	77
Foreign exchange movements	9	-	(9)	(5)	(5)
Other, net(3)	5	-	10	(8)	7
December 31, 2021	3,786	-	(99)	261	3,948
(1) Includes early redemption premium on debt, amortization of transaction and discount costs, fair value movements on derivatives and lease interest payments.
(2) Includes $23 million to exit a technology equipment lease.
(3) Includes amortization of transaction and discount costs
 as well as
 fair value movements on derivatives.

Fair Value Hierarchy

The levels used to determine fair value measurements for those instruments carried at fair value in the consolidated statement of financial position are as follows:

December 31, 2021				Total
Assets	Level 1	Level 2	Level 3	Balance
Money market accounts	-	389	-	389
Other receivables (1)	-	-	235	235
Financial assets at fair value through earnings	-	389	235	624
Financial assets at fair value through other comprehensive income (2)	46	22	-	68
Derivatives used for hedging (3)	-	99	-	99
Total assets	46	510	235	791

Liabilities
Contingent consideration (4)	-	-	(1)	(1)
Foreign exchange contracts (5)	-	(19)	-	(19)
Financial liabilities at fair value through earnings	-	(19)	(1)	(20)
Total liabilities	-	(19)	(1)	(20)

December 31, 2020				Total
Assets	Level 1	Level 2	Level 3	Balance
Money market accounts	-	1,476	-	1,476
Warrants (6)	-	-	517	517
Other receivables (1)	-	-	17	17
Financial assets at fair value through earnings	-	1,476	534	2,010
Financial assets at fair value through other comprehensive income (2)	27	19	-	46
Derivatives used for hedging (3)	-	100	-	100
Total assets	27	1,595	534	2,156

Liabilities
Contingent consideration (4)	-	-	(3)	(3)
Financial liabilities at fair value through earnings	-	-	(3)	(3)
Total liabilities	-	-	(3)	(3)
(1) Receivables under indemnification arrangement (see below and in note 30).
(2) Investments in entities over which the Company does not have control, joint control or significant influence.
(3) Comprised of
fixed-to-fixed
cross-currency swaps on indebtedness.
(4) Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase.
(5) Relates to the management of foreign exchange risk on a portion of the Company’s indirect investment in LSEG.
(6) Warrants relate to the Company’s former equity method investment in Refinitiv (see note 8).

Schedule of Changes in Refinitv Warrants Level 3 Fair Value Measurement
The following reflects the change in the fair value of the Refinitiv warrants, which were classified as level 3 in the fair value measurement hierarchy, for the years ended December 31, 2021 and
2020:

	Year ended December 31,

	2021	2020
January 1,	517	435
Gain recognized prior to the sale of Refinitiv to LSEG within other operating gains, net	9	82
Exercise of warrants on date of sale of Refinitiv to LSEG (see note 8)	(526)	-
December 31,	-	517

Disclosure of Offsetting of Financial Assets	The following table sets forth balances that are subject to master netting arrangements, however there were no offsetting amounts at December 31, 2021 or 2020.

Financial assets	Gross Financial Assets	Gross Financial Liabilities Netted Against Assets	Net Financial Assets in the Consolidated Statement of Financial Position	Related Financial Liabilities Not Netted	Net Amount
Derivative financial assets	99	-	99 (1)	-	99
Cash and cash equivalents	38	-	38 (2)	-	38
December 31, 2021	137	-	137	-	137

Derivative financial assets	100	-	100 (1)	-	100
Cash and cash equivalents	33	-	33 (2)	-	33
December 31, 2020	133	-	133	-	133

Disclosure of Offsetting of Financial Liabilities

Financial liabilities	Gross Financial Liabilities	Gross Financial Assets Netted Against Liabilities	Net Financial Liabilities in the Consolidated Statement of Financial Position	Related Financial Assets Not Netted	Net Amount
Derivative financial liabilities	19	-	19 (3)	-	19
December 31, 2021	19	-	19	-	19
(1) Included within “Other financial assets” –
non-current
in the consolidated statement of financial position.
(2) Included within “Cash and cash equivalents” in the consolidated statement of financial position.
(3) Included within “Provisions and other
non-current
liabilities”, in the consolidated statement of financial position.